Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Tax (benefit) provision on change in derivative instruments designated as cash flow hedges	$ (52)	$ 301	$ (224)	$ 1,206
Tax (benefit) provision on reclassification of (gain) loss on derivative instruments designated as cash flow hedges	$ (176)	$ (1,322)	$ (358)	$ (2,655)